Transactions with Related Parties	9 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

The following transactions with related parties occurred during the nine month periods ended September 30, 2021 and 2022.

(a) Maritime:

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying unaudited interim Consolidated Statements of Comprehensive Income / (Loss):

	Nine months ended September 30,
	2021	2022
Included in Voyage related costs and commissions
Charter hire commissions	$219	$503

Included in Management fees, related parties
Ship-management Fees	479	548

Included in General and administrative expenses
Administration Fees	1,221	1,236

Total	$1,919	$2,287

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

3.	Transactions with Related Parties: - Continued:

As of December 31, 2021 and September 30, 2022, the balances with Maritime was a due to of $3,967 and $5,564, respectively, and are included in Due to related parties in the accompanying Consolidated Balance Sheets. The balances with Maritime are interest free and with no specific repayment terms.

The Company uses the services of Maritime, to provide a wide range of shipping services, including but not limited to, chartering, sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel (the “Head Management Agreement”). For the ship management services, Maritime charges a fee payable by each subsidiary of $0.325 per day per vessel while the vessel is in operation including any pool arrangements and $0.450 per day per vessel while the vessel is under construction, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “Ship-management Fees”). In addition, Maritime charges the Company a commission rate of 1.25% on all charter hire agreements arranged by Maritime. For the administrative management services, the Company pays Maritime a fixed fee of $1,600 annually (the “Administration Fees”) under the Head Management Agreement. In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.

The Ship-management Fees and the Administration Fees are adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year. On August 9, 2016, the Company amended the Head Management Agreement with Maritime to provide that in the event that the official inflation rate for any calendar year is deflationary, no adjustment shall be made to the Ship-management Fees and the Administration Fees, which will remain, for the particular calendar year, as per the previous calendar year. Effective January 1, 2019 and 2020, the Ship-management Fees and the Administration Fees were increased by 0.62%, and, 0.26% respectively, in line with the average inflation rate of Greece for 2018 and 2019. For 2020, the average rate in Greece was a deflation of 1.24% and, as a result, no adjustment was made to the Ship-management Fees and the Administration Fees effective January 1, 2021, which remained, for the particular calendar year, as per the previous year. Effective January 1, 2022, the Ship-management Fees and the Administration Fees were increased by 1.23% in line with the average inflation rate of Greece for 2021.

(b) Maritime Investors Corp.:

On May 14, 2019, the Company entered into a second amendment to the Amended & Restated Promissory Note which (i) extended the repayment of the outstanding principal, in whole or in part, until the earlier of a) one year after the repayment of the credit facility of Eighthone with Entrust Permal (the “Credit Facility”) on September 2023 (see Note 7), b) January 15, 2024 and c) repayment of any payment-in-kind (“PIK”) interest and principal deficiency amount under the Credit Facility, and (ii) increased the interest rate to 9.0% per annum of which 4.5% was to be paid in cash and 4.5% was to be paid in common shares of the Company calculated on the volume weighted average closing share price for the 10 day period immediately prior to each quarter end. The new interest rate was effective from April 1, 2019. After the repayment restrictions have been lifted per the Credit Facility, the Company, at its option, could continue to pay interest on the Amended & Restated Promissory Note in the afore-mentioned combination of cash and shares or pay all interest costs in cash.

With respect to the portion of interest that was to be settled in common shares, the Company considered the guidance in ASC 480 that requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) to be carried at fair value and followed the guidance in ASC 835-30 to accrue the liability to the redemption amount using the interest method.

During 2021, the Promissory Note was restructured and amended as of May 27, 2021, on the following basis: a) repayment on June 17, 2021 of $1,000 in principal and $433 for accrued interest, b) settlement on June 17, 2021 of $1,000 of principal with the issuance 1,091,062 restricted common shares of the Company computed on the volume weighted average closing share price for the 10 day period commencing one day after its public distribution of first quarter, 2021 financial results press release (i.e. the period from June 3 to June 16, 2021 at $0.9165) and c) remaining balance of $3,000 in principal having a maturity date of April 1, 2023 and interest shall accrue at annual rate of 7.5%, since June 17, 2021, payable quarterly in cash, thereafter. In conjunction with the acquisition of the vessel “Pyxis Lamda” the Promissory Note was further amended on December 20, 2021, increasing the principal balance from $3,000 to $6,000 and extending the maturity date to April 1, 2024. The Company considered the guidance under ASC 470-50 “Debt Modifications and Extinguishments” for both transactions and concluded that the first should be accounted for as a debt modification and the second as a debt extinguishment. None of these transactions incurred additional fees or finance fee write-offs. With respect to the $1,000 of principal that was to be settled in common shares, the Company considered the guidance in ASC 480 that requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) and followed the guidance in ASC 835-30 to accrue the liability to the redemption amount using the interest method.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

3.	Transactions with Related Parties: – Continued:

On November 15, 2021, the Company signed a memorandum of agreement to acquire from an entity related to the family of the Company’s Chairman and Chief Executive Officer, the “Pyxis Lamda”, a 2017-built 50,145 DWT eco-efficient medium range (“MR”) that was constructed at SPP Shipbuilding Co. Ltd. (“SPP”) in South Korea, for $32,000. The fair value of the acquisition of the Pyxis “Lamda” amounted to $31,172 (Note 5) and consisted of $21,680 senior loan facility that matures in seven years and is secured by the vessel (Note 7), $3 million, at fair value, under an amended unsecured Promissory Note due 2024, the issuance of 4,139,003 of the Company’s common shares having a fair value of $2.17 million on the delivery date of the vessel on December 20, 2021 and $4.32 million cash on hand. Of the amount payable in cash, $1,325 was settled in December 2021 and the balance of $2,995 was included in Due to related parties in the accompanying Consolidated Balance Sheets as at December 31, 2021. The balance was cash settled on January 10, 2022.

Interest charged on the Amended & Restated Promissory Note for the nine months ended September 30, 2021 and 2022, amounted to $271 and $337, respectively, and is included in Interest and finance costs, net in the accompanying unaudited interim Consolidated Statements of Comprehensive Income / (Loss). The respective interest for the three months ended September 30, 2022, has been settled in cash in early October 2022. The outstanding balance of the Promissory Note as of December 31, 2021 and September 30, 2022, amounting to $6,000, and is separately reflected in the accompanying Consolidated Balance Sheets under non-current liabilities.